Share-Based Compensation - Schedule of Share Option Activities (Details) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Schedule of Share Option Activities [Abstract]
Number of share options outstanding, Beginning balance
Weighted average grant date fair value, Share options outstanding beginning balance
Weighted average remaining contract life (in years), Share options outstanding beginning balance	9 years 9 months 14 days
Number of share options, Granted	360,000
Weighted average grant date fair value, Granted	$ 5.36
Weighted average remaining contract life (in years), Granted	10 years
Number of share options, Exercised
Weighted average grant date fair value, Exercised
Number of share options outstanding, Ending balance	360,000
Weighted average grant date fair value, Share options outstanding ending balance	$ 5.36
Weighted average remaining contract life (in years), Share options outstanding ending balance	9 years 9 months 14 days
Number of share options, Vested and exercisable	60,000
Weighted average grant date fair value, Vested and exercisable	$ 5.25
Weighted average remaining contract life (in years), Vested and exercisable	9 years 9 months 14 days